Commitments (Details 2) - USD ($)						1 Months Ended			9 Months Ended	12 Months Ended
	Nov. 21, 2014	Nov. 20, 2014	Oct. 02, 2014	Apr. 11, 2014	Mar. 14, 2014	Sep. 21, 2016	Jun. 24, 2014	Apr. 22, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 20, 2016
Other Commitments [Line Items]
Payment of contingent fee									$ 72,000	$ 72,000
Restricted shares of common shares	400,000	400,000	250,000	7,500	3,500		15,000
Standby Equity Distribution Agreement [Member]
Other Commitments [Line Items]
Commitment fee amount								$ 150,000
Maximum allowable distributions under Equity Distribution Agreement									$ 5,000,000	$ 5,000,000
Standby Equity Distribution Agreement [Member] | Restricted Stock [Member]
Other Commitments [Line Items]
Restricted shares of common shares											85,822
Second SEDA Amendment [Member]
Other Commitments [Line Items]
Commitment fee amount						$ 150,000
Maximum allowable distributions under Equity Distribution Agreement												$ 5,000,000
Second SEDA Amendment [Member] | Restricted Stock [Member]
Other Commitments [Line Items]
Restricted shares of common shares						161,290		85,822